Equity (Details) - Schedule of 2022 Performance Incentive Plan	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule Of2022 Performance Incentive Plan Abstract
Number of share award grant, beginning
Issued during the year	3,300,000
Exercised during the year	(1,650,000)
Number of share award grant, ending	1,650,000